Note 4: Business Combination	12 Months Ended
Dec. 31, 2015
Notes
Note 4: Business Combination

NOTE 4:  BUSINESS COMBINATION

On July 10, 2012, the Company entered into a Share Exchange Agreement (the "Share Exchange Agreement") by and among AWG International Water Corporation and AWG International, Inc.  On July 10, 2012, AWG International Water Corporation acquired AWG International, Inc. (the “Business Combination”), which became a wholly owned subsidiary of AWG International Water Corporation.

AWG International Water Corporation incorporated on December 19, 2005, under the laws of the State of Nevada, and is headquartered in Spokane Valley, Washington. The Company’s previous name was MIP Solutions, Inc. This company was considered a shell company prior to the Business Combination.

AWG International, Inc. was incorporated on March 18, 2010, under the laws of the State of Nevada, and is headquartered in Spokane Valley, Washington. This company is in the business of developing, patenting and marketing devices that harvest water from the atmosphere.

Pursuant to the terms and conditions of the Share Exchange Agreement, AWG International Water Corporation acquired 100% of the capital stock, 1,160,514 common shares, of AWG International, Inc. in exchange for 77,931,100 common shares. At the time the Share Exchange Agreement was executed, this common stock represented 67.38% of the Company’s issued and outstanding capital stock.

Each of the outstanding shares of AWG International, Inc.’s common stock prior to the Business Combination was converted into 67.1522 shares of AWG International Water Corporation’s common stock. Accordingly, an aggregate of 77,931,100 shares of common stock were issued to the shareholders of AWG International, Inc.

The shares of AWG International Water Corporation’s common stock issued to the former holders of AWG International, Inc.’s common stock in connection with the Business Combination, and the shares of the Company's common stock and warrants issued in the Private Placement, were issued in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended and Regulation D Rule 506 promulgated under that section, which exempts transactions by an issuer not involving a public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements. Certificates representing these shares display a legend stating the restrictions applicable to such shares.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Business Combination transaction date:

Cash and cash equivalents	$ 157,597
Notes receivable - AWGI	635,142
Prepaid	595
Total identifiable assets	$ 793,334

Accounts payable	$ (75,057)
Notes payable	(145,000)
Notes payable - AWGI	(33,012)
Stock to be issued	(59,045)
Total identifiable liabilities	$ (312,114)

Net identifiable assets	$ 481,220

As part of the accounting adjustments associated with the reverse acquisition, all intercompany balances were subsequently eliminated.